Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net

Note 7 - Property, Plant and Equipment, Net

	December 31,
	2022	2021
	U.S. Dollars (in thousands)
Cost:
Land	863	863
Building	18,490	15,208
Machinery and equipment	19,121	13,911
Office furniture and equipment	934	881
Computer equipment and software	6,256	5,383
Automobiles	396	479
Leasehold improvements	1,894	1,642
Right of use assets	6,087	4,969
	54,041	43,336

Less accumulated depreciation	20,900	17,936

	33,141	25,400

Depreciation for the years ended December 31, 2022, 2021 and 2020 amounted to $5,252, $3,682, and $3,117, respectively.